Fair Value of Financial Instruments - Derivative Contract Positions (Details) bbl in Thousands, $ in Thousands	Mar. 31, 2019 USD ($) bbl	Mar. 31, 2018 USD ($) bbl
Derivative contract information
Fair Value of Net Assets (Liabilities)	$ 31,038	$ (21,935)
Net cash collateral provided (held)	(18,479)	15,502
Net commodity derivative (liability) asset	12,559	(6,433)
Crude oil fixed-price
Derivative contract information
Fair Value of Net Assets (Liabilities)	$ 1,014	$ (8,960)
Crude oil fixed-price | Short
Derivative contract information
Net Long (Short) Notional Units (in barrels) | bbl	1,961	1,376
Propane fixed-price
Derivative contract information
Fair Value of Net Assets (Liabilities)	$ 608	$ 1,849
Propane fixed-price | Long
Derivative contract information
Net Long (Short) Notional Units (in barrels) | bbl	198	14
Refined products fixed-price
Derivative contract information
Fair Value of Net Assets (Liabilities)	$ 24,669	$ (17,037)
Refined products fixed-price | Short
Derivative contract information
Net Long (Short) Notional Units (in barrels) | bbl	2,884	6,178
Cross-commodity
Derivative contract information
Fair Value of Net Assets (Liabilities)		$ (430)
Cross-commodity | Long
Derivative contract information
Net Long (Short) Notional Units (in barrels) | bbl		155
Crude oil index
Derivative contract information
Fair Value of Net Assets (Liabilities)		$ (6)
Crude oil index | Short
Derivative contract information
Net Long (Short) Notional Units (in barrels) | bbl		10
Refined products index
Derivative contract information
Fair Value of Net Assets (Liabilities)		$ (17)
Refined products index | Short
Derivative contract information
Net Long (Short) Notional Units (in barrels) | bbl		4
Other
Derivative contract information
Fair Value of Net Assets (Liabilities)	$ 4,747	$ 2,666